Segment Information - Revenue and Operating Income By Segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue									$ 6,405	$ 6,516	$ 6,543
Income from operations	$ 63	$ 125	$ (106)	$ 109	$ 202	$ 199	$ 175	$ 115	191	691	674
Asset Impairment Charges									227	0	0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenue									6,405	6,516	6,543
Operating income by segment									688	840	830
Operating Segments [Member] | Banking Segment [Member]
Segment Reporting Information [Line Items]
Total revenue									3,183	3,175	3,370
Operating income by segment									412	421	441
Operating Segments [Member] | Retail [Member]
Segment Reporting Information [Line Items]
Total revenue									2,097	2,169	2,070
Operating income by segment									142	231	191
Operating Segments [Member] | Hospitality [Member]
Segment Reporting Information [Line Items]
Total revenue									817	878	800
Operating income by segment									85	140	151
Operating Segments [Member] | Other Segment [Member]
Segment Reporting Information [Line Items]
Total revenue									308	294	303
Operating income by segment									49	48	47
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Other adjustments									497	149	156
Restructuring and other asset-related charges									223	29	26
Acquisition Related Amortization Costs Included in Other Adjustments									85	115	123
Acquisiton Related Costs Included In Other Adjustments									6	5	7
Asset Impairment Charges									$ 183	$ 0	$ 0